Note 22 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Derivatives [Abstract]
Schedule of Derivative Instruments [Table Text Block]	The principal terms of the two cross-currency swap agreements are as follows:

Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value December 31, 2023 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(5,877)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(5,756)
Total fair value						$(11,633)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]	The following tables present, as of December 31, 2023, gross and net derivative assets and liabilities by contract type:

	Derivatives Assets-Current	Derivatives Assets-Non-Current
FFAs*	$30,404	$2,758
Bunker swaps	101	-
Interest rate swaps	7,827	12,864
Interest rate caps	14,716	11,701
Forward currency contracts	1,873	1,656
Total gross derivative contracts	$54,921	$28,979

Amounts offset
Counterparty netting*	(21,611)	(340)
Total derivative assets, December 31, 2023	$33,310	$28,639

	Derivatives Liabilities-Current	Derivatives Liabilities-Non- Current
FFAs*	$(21,611)	$(340)
Bunker swaps	(912)	(1,699)
Cross-currency rate swaps	(2,138)	(9,495)
Total gross derivative contracts	$(24,661)	$(11,534)

Amounts offset
Counterparty netting*	21,611	340
Total derivative liabilities, December 31, 2023	$(3,050)	$(11,194)
*The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments.

Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]

The Effect of Derivative Instruments for the years ended
December 31, 2021, 2022 and 2023
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2021	2022	2023
Interest rate swaps and cross-currency swaps	$(754)	$36,591	$3,385
Interest rate caps (included component)	-	4,495	6,629
Interest rate caps (excluded component) (1)	-	6,700	(16,589)
Reclassification to Interest and finance costs	6,417	(483)	(22,876)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	-	1,286	4,354
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	63	63	63
Total	$5,726	$48,652	$(25,034)

(1) Excluded component represents interest rate caps instruments time value.

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
Location of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net		Amount of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net
		2021	2022	2023
Interest rate swaps / caps	Gain / (loss) on derivative instruments, net	$(380)	$(182)	$12,207
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	-	108	5,420
Bunker swap agreements	Gain / (loss) on derivative instruments, net	-	(12)	(1,490)
Forward currency contracts	Gain / (loss) on derivative instruments, net	(866)	2,784	1,151
Total		$(1,246)	$2,698	$17,288